The derivative contracts are considered level 1, 2 or 3 in the fair value hierarchy and are used to hedge exposures, but hedge accounting is adopted only for forecast transactions related to the cloud infrastructure and certain software licenses used by N (Details) - USD ($)
$ in Thousands
	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Financial liabilities		$ 60,126
Derivative Financial Instruments Purchase Commitments [Member]
IfrsStatementLineItems [Line Items]
Financial assets, at fair value	$ 101,318
Financial liabilities	(87,278)	(75,304)
Derivative Financial Instruments Sale Commitments [Member] | Derivative Instruments Foreign Currency [Member]
IfrsStatementLineItems [Line Items]
Notional amount	4,022,577	3,084,683
Futures contract [member] | Derivative Financial Instruments Purchase Commitments [Member]
IfrsStatementLineItems [Line Items]
Notional amount	3,671,709	2,964,368
Financial assets, at fair value	10	5
Futures contract [member] | Derivative Financial Instruments Purchase Commitments [Member] | Derivative Instruments Foreign Currency [Member]
IfrsStatementLineItems [Line Items]
Notional amount	116,075	65,961
Financial assets, at fair value		27
Financial liabilities	(135)	(217)
Financial Liabilities	(3,899)
Futures contract [member] | Derivative Financial Instruments Purchase Commitments [Member] | Derivative Instruments Foreign Currency One [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities		(145)
Futures contract [member] | Derivative Financial Instruments Sale Commitments [Member] | Derivative Instruments Foreign Currency [Member]
IfrsStatementLineItems [Line Items]
Notional amount	77,115
Futures contract [member] | Derivative Financial Instruments Sale Commitments [Member] | Derivative Instruments Foreign Currency One [Member]
IfrsStatementLineItems [Line Items]
Notional amount		44,140
Option contract [member] | Derivative Financial Instruments Purchase Commitments [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities	(462)	(2,421)
Forward contract [member] | Derivative Financial Instruments Purchase Commitments [Member] | Derivative Instruments Foreign Currency [Member]
IfrsStatementLineItems [Line Items]
Notional amount	83,155
Financial assets, at fair value	81,528	48
Financial liabilities	(82,775)
Warrents [Member] | Derivative Financial Instruments Purchase Commitments [Member] | Derivative Instruments Foreign Currency [Member]
IfrsStatementLineItems [Line Items]
Notional amount	65,000
Financial assets, at fair value	19,756
Financial liabilities
Interest rate swap contract [member] | Derivative Financial Instruments Purchase Commitments [Member]
IfrsStatementLineItems [Line Items]
Financial assets, at fair value	24	80
Financial liabilities	(7)	(72,521)
Interest rate swap contract [member] | Derivative Financial Instruments Purchase Commitments [Member] | Derivative Instruments Foreign Currency [Member]
IfrsStatementLineItems [Line Items]
Notional amount		$ 10,214
Interest rate swap contract [member] | Derivative Financial Instruments Sale Commitments [Member] | Derivative Instruments Foreign Currency [Member]
IfrsStatementLineItems [Line Items]
Notional amount	$ 9,523